Consolidated Statements of Operations (FY) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue:
Total revenue	$ 52,989,000	$ 59,640,000			$ 168,804,000	$ 143,173,000	$ 187,352,000	$ 53,124,000
Cost of revenue:
Total cost of revenue	61,028,000	56,774,000			192,774,000	134,709,000	183,713,000	55,075,000
Gross profit (loss)	(8,039,000)	2,866,000			(23,970,000)	8,464,000	3,639,000	(1,951,000)
Operating expenses
Research and development	2,116,000	1,438,000			9,653,000	4,047,000	5,222,000	3,960,000
Selling and marketing	2,224,000	1,041,000			6,421,000	2,374,000	3,545,000	1,897,000
General and administrative	10,392,000	2,912,000			63,217,000	7,630,000	11,798,000	4,563,000
Total Operating expenses	14,732,000	5,391,000			79,291,000	14,051,000	20,565,000	10,420,000
Loss from operations	(22,771,000)	(2,525,000)			(103,261,000)	(5,587,000)	(16,926,000)	(12,371,000)
Interest expense, net	301,000	70,000			515,000	303,000	480,000	454,000
Gain from disposal in equity investment	210,000	0			20,829,000	0
Gain (loss) on extinguishment of debt	0	(34,000)			790,000	(75,000)	(116,000)	0
Other Nonoperating Expense	13,000	1,000			59,000	1,000
Total loss before income taxes	(22,875,000)	(2,630,000)			(82,216,000)	(5,966,000)	(17,406,000)	(12,825,000)
(Benefit from) income taxes	41,000	24,000			137,000	(115,000)	(83,000)	(39,000)
(Income) Loss from unconsolidated subsidiary	400	186,000			354,000	345,000	(1,399,000)	709,000
Net loss	$ (22,916,000)	$ (2,840,000)	$ (59,792,000)	$ (3,356,000)	$ (82,707,000)	$ (6,196,000)	$ (15,924,000)	$ (13,495,000)
Net loss per share
Basic	$ (0.24)	$ (0.04)			$ (1.00)	$ (0.09)	$ (0.23)	$ (0.22)
Diluted	$ (0.24)	$ (0.04)			$ (1.00)	$ (0.09)	$ (0.23)	$ (0.22)
Weighted-average common shares outstanding:
Basic	94,596,519	67,567,724			82,677,824	69,857,468	68,810,533	62,043,383
Diluted	94,596,519	67,567,724			82,677,824	69,857,468	68,810,533	62,043,383
Product
Revenue:
Total revenue	$ 45,582,000	$ 48,879,000			$ 137,799,000	$ 122,197,000	$ 158,925,000	$ 43,085,000
Cost of revenue:
Total cost of revenue	48,090,000	46,513,000			146,964,000	114,883,000	155,967,000	44,212,000
Service
Revenue:
Total revenue	7,407,000	10,761,000			31,005,000	20,976,000	28,427,000	10,039,000
Cost of revenue:
Total cost of revenue	$ 12,938,000	$ 10,261,000			$ 45,810,000	$ 19,826,000	$ 27,746,000	$ 10,863,000